Business Combinations - Summary of Goodwill Recognized on Acquisitions (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Goodwill	$ 52,313,399	$ 1,702,356	$ 52,072,413	$ 1,694,514	$ 52,709,053	$ 50,198,436
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	12,443,637
Add: Non-controlling interests	289
Less: Fair value of identifiable net assets acquired	(9,876,084)
Goodwill	2,567,842
ITGEU
Disclosure of detailed information about business combination [Line Items]
Total consideration	50,368
Less: Fair value of identifiable net assets acquired	(83,482)
Goodwill	(33,114)
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	217,919
Less: Fair value of identifiable net assets acquired	$ (217,919)